GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill	Changes in the carrying amount of goodwill:
	December 31,
	2016	2017

Balance as of beginning of the year	$35,145	$35,145
Goodwill acquired	-	34,072

Closing balance	$35,145	$69,217

Schedule of Intangible Assets
The composition of intangible assets is as follows:

	December 31,
	2016	2017

Original amount:

Technology	$14,073	$20,717
Customer relationships	5,120	5,120
Other	490	664

	19,683	26,501

Less - accumulated amortization	5,648	10,837

Intangible assets, net	$14,035	$15,664

Schedule of Future Amortization Expense	The estimated future amortization expense of intangible assets as of December 31, 2017 is as follows:
2018	$5,486
2019	4,505
2020	2,737
2021	1,655
2022	723
Thereafter	558

$15,664